Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Equity in brokers' trading accounts: Securities owned, cost (in dollars)	$ 66,603,904	$ 98,314,299
Securities owned, cost (in dollars)	$ 464,530,065	$ 446,933,117
Class A
General partner, units outstanding	3,008.66	3,008.66
Limited partners, units outstanding	32,119.81	40,362.54
Class B
General partner, units outstanding	427.01	427.01
Limited partners, units outstanding	419,169.11	498,484.71
Legacy 1 Class
General partner, units outstanding	1,025.00	1,025.00
Limited partners, units outstanding	5,210.84	5,908.00
Legacy 2 Class
General partner, units outstanding	1,000.00	1,000.00
Limited partners, units outstanding	16,534.92	6,361.06
Global 1 Class
General partner, units outstanding	1,372.89	1,044.66
Limited partners, units outstanding	14,017.11	10,133.38
Global 2 Class
General partner, units outstanding	1,974.70	1,181.06
Limited partners, units outstanding	30,586.54	18,631.40
Global 3 Class
General partner, units outstanding	500.00	500.00
Limited partners, units outstanding	277,864.25	156,270.73